Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of accounting
(a)	Basis of accounting

The accompanying consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).

The Group adopted ASU No. 2016-18, Statement of Cash Flows (Topic 320): Restricted Cash, which require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents, starting from the first quarter of 2018 on a retrospective basis. After adoption of this ASU, restricted cash of RMB61,091 as of January 1, 2016 and RMB9,319 as of December 31, 2016 was included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. Correspondingly, the change in restricted cash of RMB51,772 and RMB9,319 was excluded from cash from operating activities for the years ended December 31, 2016 and 2017, respectively.

The following table provides a reconciliation of the amount of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets to the total of the same such amounts shown in the consolidated statements of cash flows:

	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Amounts shown in Consolidated
Balance Sheets:
Cash and cash equivalents	3,293,911	911,588	211,970
Restricted cash	9,319	—	5,000

Total cash, cash equivalents and restricted cash as shown in Consolidated Statements of Cash Flows	3,303,230	911,588	216,970

Principles of Consolidation
(b)	Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, and the VIEs for which the Company or subsidiaries of the Company are the primary beneficiaries. All significant inter-company transactions and balances between the Company, its subsidiaries, and the VIEs are eliminated upon consolidation. Results of acquired subsidiaries and VIEs are consolidated from the date on which control is transferred to the Company.

Use of Estimates
(c)	Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Areas where management uses subjective judgment include, but are not limited to, estimating the useful lives of long-lived assets and intangible assets, identification of performance obligations, standalone selling price for each performance obligation and estimation of variable consideration represented by sales rebates, etc. related to revenue transactions, assessing the initial valuation of the assets acquired and liabilities assumed in a business combination and the subsequent impairment assessment of financial assets, long-lived assets, intangible assets, goodwill, other non-current assets and long-term investments, determining the provision for accounts receivable, accounting for deferred income taxes and accounting for the share-based compensation. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign Currency
(d)	Foreign Currency

The functional currency of the Company, its Cayman subsidiaries and Cheerbright, is the United States dollar (“US$”), whereas the functional currency of Hong Kong subsidiaries is the Hong Kong dollar (“HK$”), and the functional currency of the PRC subsidiaries and VIEs is the Chinese Renminbi (“RMB”) as determined based on the criteria of ASC 830, Foreign Currency Matters. The Company uses the RMB as its reporting currency. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in other income, net in the consolidated statements of comprehensive income.

Assets and liabilities of the Company, its Cayman subsidiaries, Cheerbright and Hong Kong subsidiaries are translated into RMB at fiscal year-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year.

Convenience Translation
(e)	Convenience Translation

Amounts in United States dollars (“US$”) are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.8755 on December 31, 2018 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and Cash Equivalents
(f)	Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, demand deposits, time deposits and money market funds placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities of three months or less.

Short-term Investments
(g)	Short-term Investments

Short-term investments represent bank deposits, adjustable-rate financial products with original maturities of greater than 3 months but less than 1 year and money market funds that are measured at fair value. In accordance with ASC 825, Financial Instruments, for adjustable-rate financial products with the interest rate indexed to performance of underlying assets and money market funds, the Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income as interest income.

Restricted Cash
(h)	Restricted Cash
Restricted cash represents cash deposits in a regulatory escrow account related to insurance brokerage services.
Fair Value Measurements of Financial Instruments
(i)	Fair Value Measurements of Financial Instruments

Financial instruments of the Group primarily comprise of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from related parties, prepaid expenses and other current assets, other non-current assets, accrued expenses and other payables, and amounts due to related parties. The carrying values of these financial instruments excluding other non-current assets approximated their fair values due to the short-term maturity of these instruments.

ASC topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 – Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 – Include other inputs that are directly or indirectly observable in the marketplace

Level 3 – Unobservable inputs which are supported by little or no market activity

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Property and Equipment
(j)	Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 – 5 years
Office equipment	3 – 5 years
Motor vehicles	4 – 5 years
Software	3 – 5 years
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of comprehensive income.

Intangible Assets
(k)	Intangible Assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination were recognized initially at fair value at the date of acquisition. Intangible assets acquired in asset acquisitions are measured based on the cost to the acquiring entity, which generally includes transaction costs. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Category	Estimated useful life
Trademark	3-15 years
Customer relationship	5 years
Websites	4 years
Domain names	4-10 years
Licensing agreements	1.75 years
Insurance brokerage license	4 years

Long-term Investments
(l)	Long-term Investments

The Company’s long-term investments consist of equity method investments. Investments in entities in which the Company can exercise significant influence and holds an investment in voting common stock or in-substance common stock (or both) of the investee but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323 (“ASC 323”), Investments-Equity Method and Joint Ventures. Under the equity method, the Company initially records its investments at cost. The Company subsequently adjusts the carrying amount of the investments to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings after the date of investments. The Company evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

Goodwill
(m)	Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Group’s goodwill at December 31, 2017 and 2018 were related to its acquisition of Cheerbright, China Topside and Norstar. In accordance with ASC 350, Goodwill and Other Intangible Assets, recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

Goodwill is tested for impairment at the reporting unit level on an annual basis (December 31 for the Company) and between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying value. These events or circumstances include a significant change in stock prices, business environment, legal factors, financial performances, competition, or events affecting the reporting unit. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Company’s business, estimation of the useful life over which cash flows will occur, and determination of the Company’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

Management has determined that the Group represents the lowest level within the entity at which goodwill is monitored for internal management purposes. Management evaluated the recoverability of goodwill by performing a qualitative assessment before using a two-step impairment test approach at the reporting unit level. Based on an assessment of the qualitative factors, management determined that it is more-likely-than-not that the fair value of the reporting unit is in excess of its carrying amount. Therefore, management concluded that it was not necessary to proceed to the two-step goodwill impairment test. At December 31, 2017 and 2018, goodwill was RMB1,504,278 and RMB1,504,278 (US$218,788), respectively. No impairment loss was recorded for any of the years presented.

If the Group reorganizes its reporting structure in a manner that changes the composition of one or more of its reporting units, goodwill is reassigned based on the relative fair value of each of the affected reporting units.

Other non-current assets
(n)	Other non-current assets

Other non-current assets are primarily comprised of an investment in TTP Car Inc. (“TTP”) in the form of a three year convertible bond with an annual 8% compound interest rate, in an aggregate principal amount of US$100,000. Concurrently with the issuance of the convertible bond, the Group was granted the right (not the obligation) to purchase an additional 8.0% convertible bond in an aggregate principal amount of US$65,000, to be issued by TTP upon its request from time to time, within three years after the consummation of transaction in June 2018 . On or prior to the maturity date, which is June 11, 2021 unless extended otherwise, any or all of the outstanding principal under the bond is automatically convertible into preferred shares of TTP subject to certain conditions, or optionally convertible into preferred shares of TTP at the Company’s discretion.

A convertible bond that is not within the scope of ASC 320 “Investments - debt and equity securities” is accounted for under ASC 310 “Receivables”. The initial investment amount of US$100,000 was first allocated, based on fair value, to any free standing instrument that was purchased together with the convertible loan, and to any embedded features requiring separate recognition under ASC 815 “Derivatives and Hedging”. The US$65,000 warrant was recognized as a freestanding financial derivative and recorded at its fair value; any subsequent changes in fair value will be recognized in earnings. There were no embedded features that required separate recognition. After allocation, the remaining investment amount was recognized as the convertible bond. The difference between the carrying value and face value of the convertible bond, after allocation, was treated as a discount on convertible bond and is amortized and recognized as interest income using the effective interest method. The convertible bond is carried at its amortized cost, net of the discount.

According to ASC 310-10-35, a loan receivable should be evaluated for impairment at each reporting period. A loan is impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts due according to the contractual terms of the loan agreement. All amounts due according to the contractual terms means that both the contractual interest payments and the contractual principal payments of a loan will be collected as scheduled in the loan agreement.

Impairment of Long-Lived Assets and Intangibles
(o)	Impairment of Long-Lived Assets and Intangibles

The Group evaluates its long-lived assets or asset group, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable. When these events occur, the Group evaluates impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value. No impairment charge was recorded for any of the years presented.

Revenue Recognition
(p)	Revenue Recognition

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”), which amends the existing accounting standards for revenue recognition. Subsequently, the FASB issued several amendments and updates to the new revenue guidance. The Company adopted the new revenue guidance beginning January 1, 2018 by applying the modified retrospective method to those contracts that are not completed as of January 1, 2018, with the comparative information not being adjusted and continues to be reported under ASC 605. The most significant impact for the Company is the change from presentation of value-added tax (“VAT”) on gross basis to net basis. This change reduces revenues and cost of revenues for the gross amount of VAT collected and paid, respectively, and presents VAT refunds as a component of other income, net. This change has no impact on the determination of the amount or timing of services and other revenue to be recognized and is only a change in classification. There were no adjustments to the opening balance of retained earnings upon initially applying the new guidance. Adoption of the new revenue recognition standards had no impact to the Group’s consolidated balance sheet, consolidated statement of cash flows, consolidated statement of changes in shareholders’ equity for the year ended December 31, 2018.

The following table illustrates the effect of the adoption of ASC 606 by presenting a comparison of selected line items from the Group’s consolidated statement of comprehensive income for the year ended December 31, 2018:

	For the year ended December 31, 2018
	Under Previous revenue guidance	Effects of new revenue guidance	Under New revenue guidance
Net revenues
Media services	3,718,748	(210,494)	3,508,254
Leads generation services	3,274,619	(403,623)	2,870,996
Online marketplace and others	919,368	(65,467)	853,901

Total net revenues	7,912,735	(679,584)	7,233,151

Cost of revenues	(1,210,545)	390,257	(820,288)

Gross profit	6,702,190	(289,327)	6,412,863

Other income, net	52,064	289,327	341,391
Operating profit	2,868,925		2,868,925
Net income attributable to Autohome Inc.	2,871,015		2,871,015

The Group’s revenues are derived from media services, leads generation services and online marketplace and others. Under Topic 606, revenues are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. The recognition of revenue involves certain management judgments including identification of performance obligations, standalone selling price for each performance obligation, estimation of variable consideration represented by sales rebates, etc. The Group provides rebates to agency companies based on cumulative annual advertising and service volume, which are accounted for as variable consideration. The Group estimate its obligations under such agreements applying the expected value or most likely estimate, based on an evaluation of the likelihood of the agency companies’ achievement of the advertising and service volume targets and evaluation of the agency companies’ purchase trends and history. A refund liability (included in accrued expenses and other payables) is recognized for expected sales rebates payable to agency companies in relation to advertising services provided until the end of the reporting period. The Group recognizes revenue for the amount of fees it receives from its clients, after deducting these sales rebates, and net of VAT collected from customers. The Group believes that there will not be significant changes to its estimates of variable consideration and updates the estimate at each reporting period as actual utilization becomes available.

The Group determines revenue recognition through the following steps

•	identification of the contract, or contracts, with a customer;

•	identification of the performance obligations in the contract;

•	determination of the transaction price;

•	allocation of the transaction price to the performance obligations in the contract; and

•	recognition of revenue when, or as, the Group satisfies a performance obligation

Media services

Media services revenues mainly include revenues from automaker advertising services and regional marketing campaigns conducted by certain automobile brands’ regional offices. The majority of online advertising service contracts involve multiple deliverables or performance obligations presented on PC and mobile platforms and under different formats such as banner advertisements, links and logos, other media insertions and promotional activities that are delivered over different periods of time. Revenue is allocated among these different deliverables based on their relative standalone selling prices. The Group generally determines the standalone selling price as the observable price of a product or service charged to customers when sold on a standalone basis. Advertising services are primarily delivered based on cost per day (“CPD”) pricing model. For CPD advertising arrangements, revenue is recognized when the corresponding advertisements are published over the stated display period. For certain marketing campaigns and promotional activities services, revenue is recognized when the corresponding services have been rendered.

Leads generation services

Leads generation services primarily include revenues from (i) dealer subscription services, (ii) advertising services sold to individual dealer advertisers, and (iii) used car listing services and other value-added services. Under the dealer subscription services, the Group makes available throughout the subscription period a webpage linked to its websites and mobile applications where the dealers can publish information such as the pricing of their products, locations and addresses and other related information. Usually, advanced payment is made for the dealer subscription services and revenue is recognized over time on a straight line basis as services are constantly provided over the subscription period. For the advertising services sold to individual dealers, revenue is recognized when the advertising is published over the stated display period. The used car listing services primarily include listing and display of used vehicles, generation of sales leads, etc, through the Group’s platform. The used car platform acts as a user interface that allows potential used car buyers to identify listings that meet their specific requirements and contact the seller. The service fee is charged per the number of displayed days, or quantity of sales leads delivered. Revenue is recognized respectively at a point in time upon the display of vehicles or the delivery of sales leads.

Online marketplace and others

Online marketplace and others revenue primarily consist of revenues related to new car and used car marketplace, auto-financing business, data products and others. For the new car and used car marketplace, and auto-financing business, the Group provides platform-based services including facilitation of transactions, transaction-oriented marketing solutions, generation of sales leads and facilitation of transactions as an insurance brokerage service provider. For the new car marketplace, the Group also acts as the platform for users to review automotive-related information, purchase coupons offered by automakers for discounts and make purchases to complete the transaction. For the used car platform, the Group acts as a C2B2C transaction system that facilitates the used car transaction between the sellers and buyers and charge the service fee per each sale. For the auto-financing business, the Group provides a platform which serves as a bridge to match users and automobile sellers that have auto financing needs with the Group’s cooperative financial institutions that offer a variety of products covering merchant loans, consumer loans, leases and insurance services. The auto-financing service fee is charged on a per sale or lead basis. The service fee is recognized at a point in time when the relevant information is displayed, marketing solution package is delivered, when the sales leads are delivered or upon the successful facilitation of transaction. For the data products, the Group provides data analysis reports and data-driven intelligent sales and marketing tools for the automakers and dealers and recognizes revenue at a point in time upon the delivery of reports or over the period of the consumption or utilization of marketing tools by the automakers and dealers.

Contract Balances

Payment terms and conditions vary by contract and service types. However, generally speaking, excluding dealer subscription and used car listing, the rest of service contracts usually require payment within several months of service delivery. The term between billings and when payment is due is not significant and the Company generally does not provide significant financing terms. Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenue recognized prior to invoicing, when the Group has satisfied its performance obligations and has the unconditional right to payment. Non-refundable payments in advance of revenue recognition are recorded as deferred revenue and recognized as revenue along with the fulfillment of performance obligations. Deferred revenue is primarily related to the advanced payment related to dealer subscription services and used car listings under leads generation services. The beginning balance of deferred revenue of RMB1,409,485 was fully recognized as revenue for the year ended December 31, 2018. There is no significant change in contract liability balance for the year ended December 31, 2018.

Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when a loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. An accounts receivable balance is written off after all collection effort has ceased.

Practical Expedients and Exemptions

The Company has elected to use the practical expedient to not disclose the remaining performance obligations for contracts that have durations of one year or less. The Company does not have significant remaining performance obligations in excess of one year. For the remaining performance obligations as of December 31, 2018, most of them are to be recognized within a year.

The revenue standard requires the Company to recognize an asset for the incremental costs of obtaining a contract with a customer if the benefit of those costs is expected to be longer than one year. The Group has determined that sales commission for sales personnel meet the requirements of capitalization. However, the Group applies a practical expedient to expense these costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less.

Cost of Revenues

(q)	Cost of Revenues

Cost of revenues primarily consist of bandwidth and internet data center fees, depreciation of the Group’s long-lived assets, amortization of acquired intangible assets, tax surcharges, content-related costs, cost of sales and write-downs of inventories and prepayment for vehicle purchase cost. Content-related costs primarily comprise of salaries and benefits for employees directly involved in revenue generation activities, cost related to content generation and acquisition and execution cost and other overhead expenses directly attributable to the provision of the media services, leads generation services and online marketplace and others. Cost of sales include vehicle purchase cost and other directly attributable costs. Rebates relating to new vehicles purchased and sold during the reporting period are recorded as a reduction to cost of revenues.

Advertising Expenditures
(r)	Advertising Expenditures

Advertising expenditures which amounted to RMB756,073, RMB767,528 and RMB1,047,160 (US$152,303) for the years ended December 31, 2016, 2017 and 2018, respectively, are expensed as incurred and are included in sales and marketing expenses.

Product Development Expenses
(s)	Product Development Expenses

Product development expenses consist primarily of employee costs related to personnel involved in the development and enhancement of the Group’s service offerings on its websites and mobile applications, and expenditure for research and development activities. The Group recognizes these costs as expenses when incurred, unless they result in significant additional functionality or are related to application development stage, in which case they are capitalized.

Leases
(t)	Leases

Leases are classified at the inception date as either a capital lease or an operating lease. The Group assesses a lease to be a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The Group has no capital leases for the years presented.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective lease terms. The Group leases office space under operating lease agreements. Certain of the lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rental expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on straight-line basis over the term of the lease.

Income Taxes
(u)	Income Taxes

The Group accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group applies ASC 740, Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has recorded unrecognized tax benefits in the other liabilities line item in the accompanying consolidated balance sheets. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “income tax expense”, in the consolidated statements of comprehensive income.

The Group’s estimated liability for unrecognized tax benefits and the related interest and penalties are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s consolidated financial statements. Additionally, in future periods, changes in facts and circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which they occur.

Earnings Per Share
(v)	Earnings Per Share

Earnings per share are calculated in accordance with ASC 260-10, Earnings per Share: Overall. Basic earnings per share are computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two-class method.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities to issue ordinary shares were exercised. The dilutive effect of outstanding share-based awards is reflected in the diluted earnings per share by application of the treasury stock method.

Comprehensive Income
(w)	Comprehensive Income

Comprehensive income is defined to include all changes in shareholders’ equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220-10, Comprehensive Income: Overall requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive income includes foreign currency translation adjustments and is presented in the consolidated statement of comprehensive income. There have been no reclassifications out of accumulated other comprehensive income to net income for the years presented.

Noncontrolling interests
(x)	Noncontrolling interests

Noncontrolling interests are recognized to reflect the portion of the equity of majority-owned subsidiary which is not attributable, directly or indirectly, to the controlling shareholder. Non-controlling interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets and have been separately disclosed in the Group’s consolidated statements of comprehensive income to distinguish the interests from that of the Company.

Segment Reporting
(y)	Segment Reporting

In accordance with ASC 280-10, Segment Reporting: Overall, the Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole; hence, the Group has only one operating segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

Employee Benefits
(z)	Employee Benefits

The full-time employees of the Company’s PRC subsidiaries and VIEs are entitled to staff welfare benefits including medical care, housing fund, pension benefits and unemployment insurance, which are governmental mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. The total expenses for the employee benefits plans were RMB214,596, RMB270,794 and RMB319,491 (US$46,468) for the years ended December 31, 2016, 2017 and 2018, respectively.

Share-based Compensation
(aa)	Share-based Compensation

Share-based awards granted to employees are accounted for under ASC 718, Compensation—Stock Compensation, which requires that share-based awards granted to employees be measured based on the grant date fair value and recognized as compensation expense over the requisite service period (which is generally the vesting period) in the consolidated statements of comprehensive income. The Company has elected to recognize compensation expense using the straight-line method for all share-based awards granted with service conditions that have a graded vesting schedule. Under ASC 718, an entity can make an accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures when they occur. The Company has elected to estimate the forfeiture rate at the time of grant and revise, if necessary, in subsequent periods if actual forfeitures differ from initial estimates.

Forfeiture rates are estimated based on historical and future expectations of employee turnover rates and are adjusted to reflect future changes in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest. To the extent the Company revises these estimates in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods. The Company, with the assistance of an independent third-party valuation firm, determined the fair value of the stock options granted to employees. The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees. Subsequent to the IPO, fair value of the ordinary shares is the price of the Company’s publicly traded shares.

The Company accounts for a change in any of the terms or conditions of share-based awards as a modification in accordance with ASC subtopic 718-20, Compensation-Stock Compensation: Awards Classified as Equity, whereby the incremental fair value, if any, of a modified award, is recorded as compensation cost on the date of modification for vested awards or over the remaining vesting period for unvested awards. The incremental compensation cost is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification.

Other income, net

(bb)	Other income, net

Commencing in 2018 with the adoption of the new revenue accounting standard, VAT refunds are presented as a component of other income, net. For Beijing Prbrownies Software Co., Ltd. and Chengdu Prbrownies Software Co., Ltd., they are subject to 17% VAT (or 16% VAT beginning from May 1, 2018) for the dealer subscription services and other services, which were sold in the form of software products. Since November 2014 and December 2016, respectively, Beijing Prbrownies Software Co., Ltd. and Chengdu Prbrownies Software Co., Ltd. are entitled to an immediate 14% VAT (or 13% beginning from May 1, 2018) refund, which is a refund in excess of 3% VAT on the total VAT payable, after their registration of software products with relevant authority and obtaining the refund approval from local tax bureau. Other income, net also includes government grants, which primarily represent subsidies and tax refunds for operating a business in certain jurisdictions and fulfilment of specified tax payment obligations. These grants are not subject to any specific requirements and are recorded when received. For the years ended December 31, 2016, 2017 and 2018, RMB12,576, RMB25,657 and RMB45,190 (US$6,573) of government grants were recorded as other income, net. The prior figures have been reclassified to conform to current year presentation to facilitate comparison.

Recent Accounting Pronouncements

(cc)	Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (“ASU 2016-02”). Further, as a clarification of the new guidance, the FASB issued several amendments and updates. Under the new provisions, all lessees will report a right-of-use asset and a liability for the obligation to make payments for all leases with the exception of those leases with a term of 12 months or less. All other leases will fall into one of two categories: (i) financing leases, similar to capital leases, which will require the recognition of an asset and liability, measured at the present value of the lease payments and (ii) operating leases which will require the recognition of an asset and liability measured at the present value of the lease payments. Lessor accounting remains substantially unchanged with the exception that no leases entered into after the effective date will be classified as leveraged leases. For sale leaseback transactions, the sale will only be recognized if the criteria in the new revenue recognition standard are met. It is expected to be effective for fiscal years and interim periods beginning after December 15, 2018 for public entities. Early application is permitted. The Company will adopt the new lease guidance beginning January 1, 2019. The Company has finalized its analysis and the most significant impact will be the recognition of right-of-use assets and lease liabilities for operating lease.

In June 2016, the FASB issued ASU No. 2016-13 Financial Instruments—Credit Losses (“ASU 2016-13”). The amendments in this Update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The amendments are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Company is evaluating the impact of the adoption of this standard on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, Simplifying the Test for Goodwill Impairment (“ASU 2017-04”). The amendments in ASU 2017-04 removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The amendments in ASU 2017-04 are effective for annual or any interim goodwill impairment tests beginning after December 15, 2019 and should be applied on a prospective basis. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The adoption of the guidance is not expected to have significant impact on the Company’s consolidated financial statements.

Concentration of Risk
(dd)	Concentration of Risk

Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments and accounts receivable. As of December 31, 2017 and 2018, cash and cash equivalents, restricted cash and short-term investments altogether amounting to RMB8,154,224 and RMB10,066,458 (US$1,464,106), respectively, were deposited with various major reputable financial institutions located in the PRC and international financial institutions outside of the PRC. Management believes that these financial institutions are of high credit quality and continually monitors the creditworthiness of these financial institutions. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Bankruptcy Law, a Chinese bank may go into bankruptcy. In the event of bankruptcy of one of the banks which holds the Group’s deposits, it is unlikely to claim its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws. The Group continues to monitor the financial strength of these financial institutions.

Accounts receivable are typically unsecured and derived from revenue earned from customers in the PRC, which are exposed to credit risk. The risk is mitigated by the Group’s assessment of its customers’ creditworthiness and its ongoing monitoring process of outstanding balances. The Group maintains reserves for estimated credit losses and these losses have generally been within expectations. There were one customer and three customers that individually represented greater than 10% of the total accounts receivable as of December 31, 2017 and 2018.

Business, customer, political, social and economic risks

The Group participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows; changes in the overall demand for services and products; changes in business offerings; competitive pressures due to new entrants; acceptance of the Internet as an effective marketing platform by China’s automotive industry; changes in certain strategic relationships or customer relationships; growth in China’s automotive industry, regulatory considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.

There were no customers that individually represented greater than 10% of the total net revenues for the years ended December 31, 2016, 2017 and 2018, respectively.

Currency convertibility risk

The Group transacts substantially all its business in RMB, which is not freely convertible into foreign currencies. According to the relevant regulations in the PRC, all foreign exchange transactions are required to take place either through the People’s Bank of China (“PBOC”) or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Most of the cash and cash equivalents and short-term investments held by PRC subsidiaries and the VIEs are denominated in RMB, while a portion of cash and cash equivalents and short-term investments held by PRC subsidiaries and the VIEs are denominated in US$. Cash distributed outside of the PRC by PRC subsidiaries and the VIEs are subject to PRC dividend withholding tax.

Foreign Currency exchange rate risk

Since July 21, 2005, the RMB was permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. There was depreciation of 6.7%, appreciation of 6.7%, depreciation of 5.4% for the years ended December 31, 2016, 2017 and 2018, respectively. Any significant appreciation or depreciation of the RMB may materially and adversely affect the Group’s earnings and financial position, and the value of, and any dividends payable on, the Company’s ADSs in U.S. dollars. For example, to the extent that the Group need to convert U.S. dollars it received from its initial public offering into RMB to pay its operating expenses, appreciation of the RMB against the U.S. dollar would have an adverse effect on the RMB amount it would receive from the conversion. Conversely, a significant depreciation of the RMB against the U.S. dollar may significantly reduce the U.S. dollar equivalent of the Group’s earnings, which in turn could adversely affect the price of ADSs.